Subsequent Events (Details Narrative) (OWP Ventures, Inc.) - USD ($)						2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 04, 2019	Feb. 13, 2019	Jan. 14, 2019	Feb. 08, 2018	Jan. 28, 2018	Feb. 19, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Aug. 28, 2019	Jul. 22, 2019	Feb. 18, 2019	Feb. 08, 2019	Jan. 28, 2019	Nov. 23, 2018	Oct. 30, 2018	Oct. 25, 2018	Oct. 24, 2018
Advance from affiliates								$ 307,141	$ 514,141
Proceeds from issuance convertible note								500,000
Proceeds from sale of common stock							$ 500,000	$ 1,950,000
Subsequent Event [Member]
Number of common stock shares issued	400,000
Shares issued price per share	$ 0.50									$ 0.50
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Interest rate											6.00%
OWP Ventures, Inc. [Member]
Advance from affiliates									514,141
Proceeds from issuance convertible note									300,000
Shares issued price per share												$ 0.50				$ 0.42		$ 0.42
Proceeds from sale of common stock									$ 1,001,513
OWP Ventures, Inc. [Member] | Subsequent Event [Member]
Number of common stock shares issued						3,900,000
Shares issued price per share						$ 0.50
Proceeds from sale of common stock						$ 1,950,000
Share-based compensation, shares authorized													100,000	500,000
Share-based compensation, exercise price				$ 0.50	$ 0.50
OWP Ventures, Inc. [Member] | Subsequent Event [Member] | Second Cashless Options [Member]
Share-based compensation, shares authorized														100,000
Share-based compensation, exercise price					$ 0.50
OWP Ventures, Inc. [Member] | Subsequent Event [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based compensation, stock options vested													8,333	41,666
OWP Ventures, Inc. [Member] | Subsequent Event [Member] | Share-based Payment Arrangement, Tranche One [Member] | Second Cashless Options [Member]
Share-based compensation, stock options vested														8,333
OWP Ventures, Inc. [Member] | Subsequent Event [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based compensation, stock options vested													8,337	41,674
OWP Ventures, Inc. [Member] | Subsequent Event [Member] | Share-based Payment Arrangement, Tranche Two [Member] | Second Cashless Options [Member]
Share-based compensation, stock options vested														8,337
OWP Ventures, Inc. [Member] | Subsequent Event [Member] | Convertible Promissory Notes [Member]
Interest rate			6.00%
Proceeds from issuance convertible note			$ 500,000
Debt instrument maturity date			Jan. 14, 2022
Debt instrument, description			In the event that the Company consummated the closing of a public or private offering of its equity securities, resulting in gross proceeds of at least $500,000 ("Qualified Financing") at any time prior to the repayment of this note, then the outstanding principal and unpaid interest would automatically be converted into such equity securities at a conversion price equal to the lesser of (i) eighty percent (80%) of the purchase price paid by the investors purchasing the equity securities in the Qualified Financing, or (ii) $0.424 per share.
Debt converted into shares			1,253,493
OWP Ventures, Inc. [Member] | Subsequent Event [Member] | Convertible Promissory Notes [Member] | Maximum [Member]
Proceeds from issuance convertible note			$ 500,000
CEO [Member]
Advance from affiliates																	$ 307,141
Interest rate																	6.00%
CEO [Member] | OWP Ventures, Inc. [Member]
Advance from affiliates															$ 307,141
Interest rate															6.00%
CEO [Member] | OWP Ventures, Inc. [Member] | Subsequent Event [Member]
Debt principal amount		$ 307,141
Proceeds from private offering		$ 5,000,000
Director [Member] | OWP Ventures, Inc. [Member] | Subsequent Event [Member]
Share-based compensation, shares authorized													125,000
Share-based compensation, exercise price				$ 0.50
Director [Member] | OWP Ventures, Inc. [Member] | Subsequent Event [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based compensation, stock options vested													10,416
Director [Member] | OWP Ventures, Inc. [Member] | Subsequent Event [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based compensation, stock options vested													10,424